Shareholder Report, Line Graph (Details) - USD ($)					7 Months Ended	12 Months Ended
	Oct. 31, 2019	Apr. 17, 2018	Dec. 29, 2017	Jul. 31, 2015	Aug. 31, 2014	Aug. 31, 2024	Aug. 31, 2014	Aug. 31, 2023	Aug. 31, 2022	Aug. 31, 2021	Aug. 31, 2020	Aug. 31, 2019	Aug. 31, 2018	Aug. 31, 2017	Aug. 31, 2016	Aug. 31, 2015
C000050458
Account Value [Line Items]
Line Graph and Table Measure Name						Class A Including sale charges
Account Value					$ 9,450	$ 18,436	$ 9,450	$ 15,573	$ 13,925	$ 15,405	$ 12,261	$ 11,488	$ 11,696	$ 10,736	$ 9,565	$ 8,995
C000050456
Account Value [Line Items]
Line Graph and Table Measure Name						Class A Including sale charges
Account Value					9,450	$ 20,358	9,450	16,525	14,743	16,867	13,147	11,709	12,320	10,921	9,478	9,035
C000058009
Account Value [Line Items]
Line Graph and Table Measure Name						Class A Including sale charges
Account Value					9,450	$ 31,664	9,450	25,345	21,493	24,275	18,656	15,261	14,806	12,461	10,372	9,884
C000058010
Account Value [Line Items]
Line Graph and Table Measure Name						Class C Including sale charges
Account Value					9,900	$ 30,782	9,900	24,816	21,207	24,118	18,668	15,399	15,053	12,757	10,704	10,279
C000025455
Account Value [Line Items]
Line Graph and Table Measure Name						Class A Including sale charges
Account Value					9,450	$ 31,297	9,450	25,280	21,769	25,722	19,431	15,884	15,314	12,552	10,333	9,766
C000025457
Account Value [Line Items]
Line Graph and Table Measure Name						Class C Including sale charges
Account Value					9,900	$ 30,439	9,900	24,778	21,486	25,591	19,474	16,037	15,569	12,855	10,660	10,152
C000025491
Account Value [Line Items]
Line Graph and Table Measure Name						Class A Including sale charges
Account Value					9,450	$ 22,143	9,450	19,388	17,992	24,290	18,147	14,075	13,033	10,918	9,628	9,311
C000025493
Account Value [Line Items]
Line Graph and Table Measure Name						Class C Including sale charges
Account Value					9,900	$ 21,573	9,900	19,024	17,780	24,157	18,178	14,208	13,249	11,179	9,938	9,679
C000198881
Account Value [Line Items]
Line Graph and Table Measure Name						Class A Including sale charges
Account Value	$ 9,450					$ 16,789		13,597	12,634	17,201	12,124
C000198882
Account Value [Line Items]
Line Graph and Table Measure Name						Class C Including sale charges
Account Value	$ 9,900					$ 16,966		13,836	12,959	17,772	12,617
C000025497
Account Value [Line Items]
Line Graph and Table Measure Name						Class A Including sale charges
Account Value					9,450	$ 24,226	9,450	20,722	19,597	27,853	20,031	15,038	14,414	11,511	10,117	10,175
C000025499
Account Value [Line Items]
Line Graph and Table Measure Name						Class C Including sale charges
Account Value					9,900	$ 23,544	9,900	20,285	19,333	27,690	20,066	15,168	14,655	11,790	10,435	10,577
C000025473
Account Value [Line Items]
Line Graph and Table Measure Name						Class A Including sale charges
Account Value					9,450	$ 34,175	9,450	27,222	22,281	29,875	23,139	16,055	15,609	12,428	10,375	9,742
C000025475
Account Value [Line Items]
Line Graph and Table Measure Name						Class C Including sale charges
Account Value					9,900	$ 33,187	9,900	26,643	21,965	29,670	23,140	16,180	15,851	12,721	10,700	10,121
C000025597
Account Value [Line Items]
Line Graph and Table Measure Name						Class A Including sale charges
Account Value					9,450	$ 42,140	9,450	32,543	26,666	37,877	29,351	19,409	18,533	14,206	10,998	9,668
C000025599
Account Value [Line Items]
Line Graph and Table Measure Name						Class C Including sale charges
Account Value					9,900	$ 40,967	9,900	31,868	26,318	37,667	29,397	19,585	18,837	14,547	11,349	10,051
C000081145
Account Value [Line Items]
Line Graph and Table Measure Name						Class A Including sale charges
Account Value					9,450	$ 26,193	9,450	21,414	18,387	22,539	16,737	13,949	13,061	11,116	9,745	9,335
C000081146
Account Value [Line Items]
Line Graph and Table Measure Name						Class C Including sale charges
Account Value					9,900	$ 25,464	9,900	20,972	18,145	22,412	16,769	14,088	13,286	11,388	10,062	9,706
C000025461
Account Value [Line Items]
Line Graph and Table Measure Name						Class A Including sale charges
Account Value					9,450	$ 20,543	9,450	16,815	15,782	16,403	12,995	12,605	12,059	10,876	9,893	9,074
C000025463
Account Value [Line Items]
Line Graph and Table Measure Name						Class C Including sale charges
Account Value					9,900	$ 19,976	9,900	16,476	15,581	16,316	13,026	12,729	12,261	11,140	10,211	9,435
C000158768
Account Value [Line Items]
Line Graph and Table Measure Name						Class A Including sale charges
Account Value				$ 9,450		$ 21,945		17,888	15,848	16,912	12,581	11,800	11,557	10,638	9,379	8,770
C000158769
Account Value [Line Items]
Line Graph and Table Measure Name						Class C Including sale charges
Account Value				$ 9,900		$ 21,481		17,629	15,753	16,926	12,694	11,991	11,840	10,977	9,745	9,187
C000025467
Account Value [Line Items]
Line Graph and Table Measure Name						Class A Including sale charges
Account Value					9,450	$ 20,034	9,450	16,064	14,754	15,568	11,737	11,509	11,466	10,491	9,621	8,929
C000025469
Account Value [Line Items]
Line Graph and Table Measure Name						Class C Including sale charges
Account Value					9,900	$ 19,478	9,900	15,736	14,566	15,475	11,760	11,619	11,652	10,743	9,931	9,278
C000025485
Account Value [Line Items]
Line Graph and Table Measure Name						Class A Including sale charges
Account Value					9,450	$ 19,716	9,450	16,802	16,007	16,754	11,653	11,701	11,317	10,225	9,325	9,052
C000025487
Account Value [Line Items]
Line Graph and Table Measure Name						Class C Including sale charges
Account Value					9,900	$ 19,155	9,900	16,456	15,787	16,652	11,670	11,804	11,507	10,474	9,622	9,414
C000025503
Account Value [Line Items]
Line Graph and Table Measure Name						Class A Including sale charges
Account Value					9,450	$ 17,510	9,450	15,108	14,709	16,223	10,832	12,027	13,538	11,459	10,271	9,232
C000025505
Account Value [Line Items]
Line Graph and Table Measure Name						Class C Including sale charges
Account Value					9,900	$ 17,017	9,900	14,796	14,512	16,124	10,844	12,134	13,762	11,737	10,600	9,599
C000136623
Account Value [Line Items]
Line Graph and Table Measure Name						Class A Including sale charges
Account Value					9,450	$ 19,103	9,450	16,287	15,656	17,187	11,411	11,834	12,512	10,930	9,820	9,134
C000136624
Account Value [Line Items]
Line Graph and Table Measure Name						Class C Including sale charges
Account Value					9,900	$ 18,588	$ 9,900	15,961	15,458	17,092	11,436	11,959	12,731	11,204	10,142	9,502
Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name							Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value					10,000	32,072	$ 10,000	25,426	22,156	25,549	19,204	15,813	15,609	12,980	11,184	10,036
Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name							Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value					10,000	32,072	$ 10,000	25,426	22,156	25,549	19,204	15,813	15,609	12,980	11,184	10,036
Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name							Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value					1,000,000	3,207,217	$ 1,000,000	2,542,585	2,215,568	2,554,852	1,920,364	1,581,327	1,560,880	1,298,029	1,118,412	1,003,600
Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name							Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value					10,000	32,072	$ 10,000	25,426	22,156	25,549	19,204	15,813	15,609	12,980	11,184	10,036
Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name							Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value					10,000	32,072	$ 10,000	25,426	22,156	25,549	19,204	15,813	15,609	12,980	11,184	10,036
Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name				Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value				$ 10,000		30,027		23,804	20,743	23,919	17,979	14,805	14,613	12,153	10,471	9,396
Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name							Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value					10,000	32,072	$ 10,000	25,426	22,156	25,549	19,204	15,813	15,609	12,980	11,184	10,036
Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value		$ 10,000				22,259		17,646	15,377	17,731	13,328	10,975	10,833
Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 10,000					19,512		15,468	13,479	15,543	11,683
Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 10,000					19,512		15,468	13,479	15,543	11,683
Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 1,000,000					1,951,189		1,546,844	1,347,894	1,554,306	1,168,300
Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 10,000					19,512		15,468	13,479	15,543	11,683
Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 10,000					19,512		15,468	13,479	15,543	11,683
Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 10,000					19,512		15,468	13,479	15,543	11,683
Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name							Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value					10,000	32,072	$ 10,000	25,426	22,156	25,549	19,204	15,813	15,609	12,980	11,184	10,036
Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name							Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value					10,000	32,072	$ 10,000	25,426	22,156	25,549	19,204	15,813	15,609	12,980	11,184	10,036
Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name							Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value					1,000,000	3,207,217	$ 1,000,000	2,542,585	2,215,568	2,554,852	1,920,364	1,581,327	1,560,880	1,298,029	1,118,412	1,003,600
Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name							Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value					10,000	32,072	$ 10,000	25,426	22,156	25,549	19,204	15,813	15,609	12,980	11,184	10,036
Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name							Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value					10,000	32,072	$ 10,000	25,426	22,156	25,549	19,204	15,813	15,609	12,980	11,184	10,036
Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name				Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value				$ 10,000		30,027		23,804	20,743	23,919	17,979	14,805	14,613	12,153	10,471	9,396
Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name							Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value					10,000	32,072	$ 10,000	25,426	22,156	25,549	19,204	15,813	15,609	12,980	11,184	10,036
Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value		$ 10,000				22,259		17,646	15,377	17,731	13,328	10,975	10,833
Russell 1000® Index
Account Value [Line Items]
Line Graph and Table Measure Name							Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value					10,000	32,954	$ 10,000	26,030	22,556	25,915	19,595	15,996	15,608	13,026	11,214	10,040
Russell 1000® Index
Account Value [Line Items]
Line Graph and Table Measure Name							Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value					10,000	32,954	$ 10,000	26,030	22,556	25,915	19,595	15,996	15,608	13,026	11,214	10,040
Russell 1000® Index
Account Value [Line Items]
Line Graph and Table Measure Name							Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value					1,000,000	3,295,381	$ 1,000,000	2,602,986	2,255,621	2,591,476	1,959,528	1,599,615	1,560,752	1,302,581	1,121,368	1,004,000
Russell 1000® Index
Account Value [Line Items]
Line Graph and Table Measure Name							Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value					10,000	32,954	$ 10,000	26,030	22,556	25,915	19,595	15,996	15,608	13,026	11,214	10,040
Russell 1000® Index
Account Value [Line Items]
Line Graph and Table Measure Name							Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value					10,000	32,954	$ 10,000	26,030	22,556	25,915	19,595	15,996	15,608	13,026	11,214	10,040
Russell 1000® Index
Account Value [Line Items]
Line Graph and Table Measure Name				Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value				$ 10,000		30,847		24,365	21,114	24,258	18,342	14,973	14,610	12,193	10,497	9,398
Russell 1000® Index
Account Value [Line Items]
Line Graph and Table Measure Name							Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value					10,000	32,954	$ 10,000	26,030	22,556	25,915	19,595	15,996	15,608	13,026	11,214	10,040
Russell 1000® Index
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value		$ 10,000				22,831		18,034	15,627	17,954	13,576	11,082	10,813
Russell 1000® Index
Account Value [Line Items]
Line Graph and Table Measure Name							Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value					10,000	32,954	$ 10,000	26,030	22,556	25,915	19,595	15,996	15,608	13,026	11,214	10,040
Russell 1000® Index
Account Value [Line Items]
Line Graph and Table Measure Name							Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value					10,000	32,954	$ 10,000	26,030	22,556	25,915	19,595	15,996	15,608	13,026	11,214	10,040
Russell 1000® Index
Account Value [Line Items]
Line Graph and Table Measure Name							Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value					1,000,000	3,295,381	$ 1,000,000	2,602,986	2,255,621	2,591,476	1,959,528	1,599,615	1,560,752	1,302,581	1,121,368	1,004,000
Russell 1000® Index
Account Value [Line Items]
Line Graph and Table Measure Name							Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value					10,000	32,954	$ 10,000	26,030	22,556	25,915	19,595	15,996	15,608	13,026	11,214	10,040
Russell 1000® Index
Account Value [Line Items]
Line Graph and Table Measure Name							Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value					10,000	32,954	$ 10,000	26,030	22,556	25,915	19,595	15,996	15,608	13,026	11,214	10,040
Russell 1000® Index
Account Value [Line Items]
Line Graph and Table Measure Name			Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value			$ 10,000			23,240		18,357	15,907	18,276	13,819	11,281	11,007
Russell 1000® Index
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value		$ 10,000				22,831		18,034	15,627	17,954	13,576	11,082	10,813
Russell 1000® Index
Account Value [Line Items]
Line Graph and Table Measure Name							Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value					10,000	32,954	$ 10,000	26,030	22,556	25,915	19,595	15,996	15,608	13,026	11,214	10,040
Russell 1000® Index
Account Value [Line Items]
Line Graph and Table Measure Name							Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value					10,000	32,954	$ 10,000	26,030	22,556	25,915	19,595	15,996	15,608	13,026	11,214	10,040
Russell 1000® Index
Account Value [Line Items]
Line Graph and Table Measure Name							Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value					1,000,000	3,295,381	$ 1,000,000	2,602,986	2,255,621	2,591,476	1,959,528	1,599,615	1,560,752	1,302,581	1,121,368	1,004,000
Russell 1000® Index
Account Value [Line Items]
Line Graph and Table Measure Name							Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value					10,000	32,954	$ 10,000	26,030	22,556	25,915	19,595	15,996	15,608	13,026	11,214	10,040
Russell 1000® Index
Account Value [Line Items]
Line Graph and Table Measure Name							Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value					10,000	32,954	$ 10,000	26,030	22,556	25,915	19,595	15,996	15,608	13,026	11,214	10,040
Russell 1000® Index
Account Value [Line Items]
Line Graph and Table Measure Name				Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value				$ 10,000		30,847		24,365	21,114	24,258	18,342	14,973	14,610	12,193	10,497	9,398
Russell 1000® Index
Account Value [Line Items]
Line Graph and Table Measure Name							Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value					10,000	32,954	$ 10,000	26,030	22,556	25,915	19,595	15,996	15,608	13,026	11,214	10,040
Russell 1000® Index
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value		$ 10,000				22,831		18,034	15,627	17,954	13,576	11,082	10,813
Russell 1000® Index
Account Value [Line Items]
Line Graph and Table Measure Name				Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value				$ 10,000		30,847		24,365	21,114	24,258	18,342	14,973	14,610	12,193	10,497	9,398
Russell 1000® Index
Account Value [Line Items]
Line Graph and Table Measure Name				Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value				$ 10,000		30,847		24,365	21,114	24,258	18,342	14,973	14,610	12,193	10,497	9,398
Russell 1000® Index
Account Value [Line Items]
Line Graph and Table Measure Name				Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value				$ 1,000,000		3,084,660		2,436,540	2,111,387	2,425,766	1,834,228	1,497,329	1,460,951	1,219,288	1,049,663	939,800
Russell 1000® Index
Account Value [Line Items]
Line Graph and Table Measure Name				Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value				$ 10,000		30,847		24,365	21,114	24,258	18,342	14,973	14,610	12,193	10,497	9,398
Russell 1000® Index
Account Value [Line Items]
Line Graph and Table Measure Name				Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value				$ 10,000		30,847		24,365	21,114	24,258	18,342	14,973	14,610	12,193	10,497	9,398
Russell 1000® Index
Account Value [Line Items]
Line Graph and Table Measure Name				Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value				$ 10,000		30,847		24,365	21,114	24,258	18,342	14,973	14,610	12,193	10,497	9,398
Russell 1000® Index
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value		$ 10,000				22,831		18,034	15,627	17,954	13,576	11,082	10,813
Russell 1000® Index
Account Value [Line Items]
Line Graph and Table Measure Name							Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value					10,000	32,954	$ 10,000	26,030	22,556	25,915	19,595	15,996	15,608	13,026	11,214	10,040
Russell 1000® Index
Account Value [Line Items]
Line Graph and Table Measure Name							Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value					10,000	32,954	$ 10,000	26,030	22,556	25,915	19,595	15,996	15,608	13,026	11,214	10,040
Russell 1000® Index
Account Value [Line Items]
Line Graph and Table Measure Name							Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value					1,000,000	3,295,381	$ 1,000,000	2,602,986	2,255,621	2,591,476	1,959,528	1,599,615	1,560,752	1,302,581	1,121,368	1,004,000
Russell 1000® Index
Account Value [Line Items]
Line Graph and Table Measure Name							Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value					10,000	32,954	$ 10,000	26,030	22,556	25,915	19,595	15,996	15,608	13,026	11,214	10,040
Russell 1000® Index
Account Value [Line Items]
Line Graph and Table Measure Name							Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value					10,000	32,954	$ 10,000	26,030	22,556	25,915	19,595	15,996	15,608	13,026	11,214	10,040
Russell 1000® Index
Account Value [Line Items]
Line Graph and Table Measure Name				Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value				$ 10,000		30,847		24,365	21,114	24,258	18,342	14,973	14,610	12,193	10,497	9,398
Russell 1000® Index
Account Value [Line Items]
Line Graph and Table Measure Name							Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value					10,000	32,954	$ 10,000	26,030	22,556	25,915	19,595	15,996	15,608	13,026	11,214	10,040
Russell 1000® Index
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value		$ 10,000				22,831		18,034	15,627	17,954	13,576	11,082	10,813
Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name							Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value					10,000	32,072	$ 10,000	25,426	22,156	25,549	19,204	15,813	15,609	12,980	11,184	10,036
Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name							Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value					10,000	32,072	$ 10,000	25,426	22,156	25,549	19,204	15,813	15,609	12,980	11,184	10,036
Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name							Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value					1,000,000	3,207,217	$ 1,000,000	2,542,585	2,215,568	2,554,852	1,920,364	1,581,327	1,560,880	1,298,029	1,118,412	1,003,600
Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name							Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value					10,000	32,072	$ 10,000	25,426	22,156	25,549	19,204	15,813	15,609	12,980	11,184	10,036
Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name							Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value					10,000	32,072	$ 10,000	25,426	22,156	25,549	19,204	15,813	15,609	12,980	11,184	10,036
Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name				Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value				$ 10,000		30,027		23,804	20,743	23,919	17,979	14,805	14,613	12,153	10,471	9,396
Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name							Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value					10,000	32,072	$ 10,000	25,426	22,156	25,549	19,204	15,813	15,609	12,980	11,184	10,036
Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value		$ 10,000				22,259		17,646	15,377	17,731	13,328	10,975	10,833
Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name							Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value					10,000	32,072	$ 10,000	25,426	22,156	25,549	19,204	15,813	15,609	12,980	11,184	10,036
Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name							Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value					10,000	32,072	$ 10,000	25,426	22,156	25,549	19,204	15,813	15,609	12,980	11,184	10,036
Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name							Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value					1,000,000	3,207,217	$ 1,000,000	2,542,585	2,215,568	2,554,852	1,920,364	1,581,327	1,560,880	1,298,029	1,118,412	1,003,600
Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name							Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value					10,000	32,072	$ 10,000	25,426	22,156	25,549	19,204	15,813	15,609	12,980	11,184	10,036
Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name							Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value					10,000	32,072	$ 10,000	25,426	22,156	25,549	19,204	15,813	15,609	12,980	11,184	10,036
Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name				Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value				$ 10,000		30,027		23,804	20,743	23,919	17,979	14,805	14,613	12,153	10,471	9,396
Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name							Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value					$ 10,000	32,072	$ 10,000	25,426	22,156	25,549	19,204	15,813	15,609	12,980	11,184	10,036
Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value		$ 10,000				22,259		17,646	15,377	17,731	13,328	10,975	10,833
Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name					Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value					$ 10,000	32,072	10,000	25,426	22,156	25,549	19,204	15,813	15,609	12,980	11,184	10,036
Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name					Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value					$ 10,000	32,072	10,000	25,426	22,156	25,549	19,204	15,813	15,609	12,980	11,184	10,036
Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name					Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value					$ 1,000,000	3,207,217	1,000,000	2,542,585	2,215,568	2,554,852	1,920,364	1,581,327	1,560,880	1,298,029	1,118,412	1,003,600
Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name					Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value					$ 10,000	32,072	10,000	25,426	22,156	25,549	19,204	15,813	15,609	12,980	11,184	10,036
Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name				Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value				$ 10,000		30,027		23,804	20,743	23,919	17,979	14,805	14,613	12,153	10,471	9,396
Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name					Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value					$ 10,000	32,072	$ 10,000	25,426	22,156	25,549	19,204	15,813	15,609	12,980	11,184	10,036
Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value		$ 10,000				22,259		17,646	15,377	17,731	13,328	10,975	10,833
EDGE Composite Index
Account Value [Line Items]
Line Graph and Table Measure Name							EDGE Composite Index
Account Value					10,000	22,772	$ 10,000	18,809	16,779	19,411	15,279	13,341	13,289	11,955	10,373	9,697
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name							Bloomberg U.S. Aggregate Bond Index
Account Value					10,000	11,766	$ 10,000	10,966	11,098	12,543	12,553	11,790	10,701	10,815	10,762	10,156
Prior EDGE Composite Index
Account Value [Line Items]
Line Graph and Table Measure Name							Prior EDGE Composite Index
Account Value					10,000	21,538	$ 10,000	17,794	15,910	18,873	14,878	12,920	12,940	11,714	10,156	9,466
MSCI ACWI IMI
Account Value [Line Items]
Line Graph and Table Measure Name							MSCI ACWI IMI
Account Value					10,000	22,742	$ 10,000	18,547	16,365	19,538	15,017	13,008	13,197	11,804	10,082	9,390
Bloomberg U.S. Intermediate Treasury Bond
Account Value [Line Items]
Line Graph and Table Measure Name							Bloomberg U.S. Intermediate Treasury Bond
Account Value					10,000	11,452	$ 10,000	10,778	10,796	11,680	11,763	11,151	10,373	10,510	10,507	10,190
MSCI ACWI IMI (Developed Markets FX 50% Hedged)
Account Value [Line Items]
Line Graph and Table Measure Name							MSCI ACWI IMI (Developed Markets FX 50% Hedged)
Account Value					10,000	24,230	$ 10,000	19,736	17,390	20,296	15,563	13,559	13,636	12,111	10,348	9,641
EDGE Composite Index
Account Value [Line Items]
Line Graph and Table Measure Name							EDGE Composite Index
Account Value					1,000,000	2,277,173	$ 1,000,000	1,880,873	1,677,853	1,941,060	1,527,913	1,334,072	1,328,889	1,195,475	1,037,288	969,700
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name							Bloomberg U.S. Aggregate Bond Index
Account Value					1,000,000	1,176,611	$ 1,000,000	1,096,562	1,109,769	1,254,259	1,255,263	1,178,983	1,070,149	1,081,505	1,076,231	1,015,600
Prior EDGE Composite Index
Account Value [Line Items]
Line Graph and Table Measure Name							Prior EDGE Composite Index
Account Value					1,000,000	2,153,775	$ 1,000,000	1,779,391	1,591,015	1,887,325	1,487,840	1,291,977	1,294,047	1,171,401	1,015,607	946,600
MSCI ACWI IMI
Account Value [Line Items]
Line Graph and Table Measure Name							MSCI ACWI IMI
Account Value					1,000,000	2,274,323	$ 1,000,000	1,854,669	1,636,521	1,953,821	1,501,669	1,300,822	1,319,693	1,180,406	1,008,204	939,000
Bloomberg U.S. Intermediate Treasury Bond
Account Value [Line Items]
Line Graph and Table Measure Name							Bloomberg U.S. Intermediate Treasury Bond
Account Value					1,000,000	1,145,234	$ 1,000,000	1,077,765	1,079,601	1,168,020	1,176,254	1,115,144	1,037,343	1,180,406	1,008,204	939,000
MSCI ACWI IMI (Developed Markets FX 50% Hedged)
Account Value [Line Items]
Line Graph and Table Measure Name							MSCI ACWI IMI (Developed Markets FX 50% Hedged)
Account Value					1,000,000	2,422,952	$ 1,000,000	1,973,570	1,738,982	2,029,624	1,556,341	1,355,934	1,363,570	1,211,093	1,034,769	964,100
EDGE Composite Index
Account Value [Line Items]
Line Graph and Table Measure Name			EDGE Composite Index
Account Value			$ 10,000			17,784		14,689	13,103	15,159	11,932	10,418	10,378
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Bond Index
Account Value			$ 10,000			10,889		10,148	10,271	11,608	11,617	10,911	9,904
Prior EDGE Composite Index
Account Value [Line Items]
Line Graph and Table Measure Name			Prior EDGE Composite Index
Account Value			$ 10,000			17,156		14,174	12,674	15,034	11,852	10,292	10,308
MSCI ACWI IMI
Account Value [Line Items]
Line Graph and Table Measure Name			MSCI ACWI IMI
Account Value			$ 10,000			17,841		14,550	12,839	15,328	11,781	10,205	10,353
Bloomberg U.S. Intermediate Treasury Bond
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Intermediate Treasury Bond
Account Value			$ 10,000			11,007		10,359	10,376	11,226	11,305	10,718	9,970
MSCI ACWI IMI (Developed Markets FX 50% Hedged)
Account Value [Line Items]
Line Graph and Table Measure Name			MSCI ACWI IMI (Developed Markets FX 50% Hedged)
Account Value			$ 10,000			18,521		15,086	13,293	15,514	11,897	10,365	10,423
EDGE Composite Index
Account Value [Line Items]
Line Graph and Table Measure Name		EDGE Composite Index
Account Value		$ 10,000				17,665		14,591	13,016	15,058	11,853	10,349	10,309
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Account Value		$ 10,000				11,062		10,309	10,433	11,792	11,801	11,084	10,061
Prior EDGE Composite Index
Account Value [Line Items]
Line Graph and Table Measure Name		Prior EDGE Composite Index
Account Value		$ 10,000				16,990		14,037	12,551	14,888	11,737	10,192	10,208
MSCI ACWI IMI
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI ACWI IMI
Account Value		$ 10,000				17,619		14,369	12,679	15,137	11,634	10,078	10,224
Bloomberg U.S. Intermediate Treasury Bond
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Intermediate Treasury Bond
Account Value		$ 10,000				11,120		10,073	10,000	11,121	10,466	10,483	11,342
MSCI ACWI IMI (Developed Markets FX 50% Hedged)
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI ACWI IMI (Developed Markets FX 50% Hedged)
Account Value		$ 10,000				18,364		14,958	13,180	15,383	11,796	10,277	10,335
TAG Composite Index
Account Value [Line Items]
Line Graph and Table Measure Name							TAG Composite Index
Account Value					10,000	22,772	$ 10,000	18,809	16,779	19,411	15,279	13,341	13,289	11,955	10,373	9,697
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name							Bloomberg U.S. Aggregate Bond Index
Account Value					10,000	11,766	$ 10,000	10,966	11,098	12,543	12,553	11,790	10,701	10,815	10,762	10,156
MSCI ACWI IMI
Account Value [Line Items]
Line Graph and Table Measure Name							MSCI ACWI IMI
Account Value					10,000	22,742	$ 10,000	18,547	16,365	19,538	15,017	13,008	13,197	11,804	10,082	9,390
Prior TAG Composite Index
Account Value [Line Items]
Line Graph and Table Measure Name							Prior TAG Composite Index
Account Value					10,000	21,538	$ 10,000	17,794	15,910	18,873	14,878	12,920	12,940	11,714	10,156	9,466
Bloomberg U.S. Intermediate Treasury Bond
Account Value [Line Items]
Line Graph and Table Measure Name							Bloomberg U.S. Intermediate Treasury Bond
Account Value					10,796	11,453	$ 10,796	11,763	11,151	10,373	10,510	10,507	10,190	11,549	11,452	10,778
MSCI ACWI IMI (Developed Markets FX 50% Hedged)
Account Value [Line Items]
Line Graph and Table Measure Name							MSCI ACWI IMI (Developed Markets FX 50% Hedged)
Account Value					10,000	24,230	$ 10,000	19,736	17,390	20,296	15,563	13,559	13,636	12,111	10,348	9,641
TAG Composite Index
Account Value [Line Items]
Line Graph and Table Measure Name							TAG Composite Index
Account Value					1,000,000	2,277,173	$ 1,000,000	1,880,873	1,677,853	1,941,060	1,527,913	1,334,072	1,328,889	1,195,475	1,037,288	969,700
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name							Bloomberg U.S. Aggregate Bond Index
Account Value					1,000,000	1,176,611	$ 1,000,000	1,096,562	1,109,769	1,254,259	1,255,263	1,178,983	1,070,149	1,081,505	1,076,231	1,015,600
MSCI ACWI IMI
Account Value [Line Items]
Line Graph and Table Measure Name							MSCI ACWI IMI
Account Value					1,000,000	2,274,195	$ 1,000,000	1,854,669	1,636,521	1,953,821	1,501,669	1,300,822	1,319,693	1,180,406	1,008,204	939,000
Prior TAG Composite Index
Account Value [Line Items]
Line Graph and Table Measure Name							Prior TAG Composite Index
Account Value					1,000,000	2,153,775	$ 1,000,000	1,779,391	1,591,015	1,887,325	1,487,840	1,291,977	1,294,047	1,171,401	1,015,607	946,600
Bloomberg U.S. Intermediate Treasury Bond
Account Value [Line Items]
Line Graph and Table Measure Name							Bloomberg U.S. Intermediate Treasury Bond
Account Value					1,000,000	1,145,234	$ 1,000,000	1,077,765	1,079,601	1,168,020	1,176,254	1,115,144	1,037,343	1,051,006	1,050,691	1,019,000
MSCI ACWI IMI (Developed Markets FX 50% Hedged)
Account Value [Line Items]
Line Graph and Table Measure Name							MSCI ACWI IMI (Developed Markets FX 50% Hedged)
Account Value					1,000,000	2,422,952	$ 1,000,000	1,973,570	1,738,982	2,029,624	1,556,341	1,355,934	1,363,570	1,211,093	1,034,769	964,100
TAG Composite Index
Account Value [Line Items]
Line Graph and Table Measure Name			TAG Composite Index
Account Value			$ 10,000			17,784		14,689	13,103	15,159	11,932	10,418	10,378
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Bond Index
Account Value			$ 10,000			10,889		10,148	10,271	11,608	11,617	10,911	9,904
MSCI ACWI IMI
Account Value [Line Items]
Line Graph and Table Measure Name			MSCI ACWI IMI
Account Value			$ 10,000			17,841		14,550	12,839	15,328	11,781	10,205	10,353
Prior TAG Composite Index
Account Value [Line Items]
Line Graph and Table Measure Name			Prior TAG Composite Index
Account Value			$ 10,000			17,156		14,174	12,674	15,034	11,852	10,292	10,308
Bloomberg U.S. Intermediate Treasury Bond
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Intermediate Treasury Bond
Account Value			$ 10,000			11,007		10,359	10,376	11,226	11,305	10,718	9,970
MSCI ACWI IMI (Developed Markets FX 50% Hedged)
Account Value [Line Items]
Line Graph and Table Measure Name			MSCI ACWI IMI (Developed Markets FX 50% Hedged)
Account Value			$ 10,000			18,521		15,086	13,293	15,514	11,897	10,365	10,423
TAG Composite Index
Account Value [Line Items]
Line Graph and Table Measure Name		TAG Composite Index
Account Value		$ 10,000				17,665		14,591	13,016	15,058	11,853	10,349	10,309
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Account Value		$ 10,000				11,062		10,309	10,433	11,792	11,801	11,084	10,061
MSCI ACWI IMI
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI ACWI IMI
Account Value		$ 10,000				17,619		14,369	12,679	15,137	11,634	10,078	10,224
Prior TAG Composite Index
Account Value [Line Items]
Line Graph and Table Measure Name		Prior TAG Composite Index
Account Value		$ 10,000				16,990		14,037	12,551	14,888	11,737	10,192	10,208
Bloomberg U.S. Intermediate Treasury Bond
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Intermediate Treasury Bond
Account Value		$ 10,000				11,120		10,466	10,483	11,342	11,422	10,828	10,073
MSCI ACWI IMI (Developed Markets FX 50% Hedged)
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI ACWI IMI (Developed Markets FX 50% Hedged)
Account Value		$ 10,000				18,364		14,958	13,180	15,383	11,796	10,277	10,335
S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name							S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value					10,000	33,881	$ 10,000	26,648	22,985	25,892	19,740	16,188	15,729	13,144	11,309	10,048
S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name							S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value					10,000	33,881	$ 10,000	26,648	22,985	25,892	19,740	16,188	15,729	13,144	11,309	10,048
S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name							S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value					1,000,000	3,388,087	$ 1,000,000	2,664,848	2,298,471	2,589,243	1,973,960	1,618,796	1,572,868	1,314,448	1,130,902	1,004,800
S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name							S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value					10,000	33,881	$ 10,000	26,648	22,985	25,892	19,740	16,188	15,729	13,144	11,309	10,048
S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value				$ 10,000		31,686		24,922	21,496	24,215	18,461	15,139	14,710	12,293	10,576	9,397
S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name							S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value					10,000	33,881	$ 10,000	26,648	22,985	25,892	19,740	16,188	15,729	13,144	11,309	10,048
S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value		$ 10,000				23,266		18,300	15,784	17,781	13,555	11,116	10,801
Russell 1000® Index
Account Value [Line Items]
Line Graph and Table Measure Name							Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value					10,000	32,954	$ 10,000	26,030	22,556	25,915	19,595	15,996	15,608	13,026	11,214	10,040
Russell 1000® Index
Account Value [Line Items]
Line Graph and Table Measure Name							Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value					10,000	32,954	$ 10,000	26,030	22,556	25,915	19,595	15,996	15,608	13,026	11,214	10,040
Russell 1000® Index
Account Value [Line Items]
Line Graph and Table Measure Name							Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value					1,000,000	3,295,381	$ 1,000,000	2,602,986	2,255,621	2,591,476	1,959,528	1,599,615	1,560,752	1,302,581	1,121,368	1,004,000
Russell 1000® Index
Account Value [Line Items]
Line Graph and Table Measure Name							Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value					10,000	32,954	$ 10,000	26,030	22,556	25,915	19,595	15,996	15,608	13,026	11,214	10,040
Russell 1000® Index
Account Value [Line Items]
Line Graph and Table Measure Name							Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value					10,000	32,954	$ 10,000	26,030	22,556	25,915	19,595	15,996	15,608	13,026	11,214	10,040
Russell 1000® Index
Account Value [Line Items]
Line Graph and Table Measure Name				Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value				$ 10,000		30,847		24,365	21,114	24,258	18,342	14,973	14,610	12,193	10,497	9,398
Russell 1000® Index
Account Value [Line Items]
Line Graph and Table Measure Name							Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value					10,000	32,954	$ 10,000	26,030	22,556	25,915	19,595	15,996	15,608	13,026	11,214	10,040
Russell 1000® Index
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value		$ 10,000				22,831		18,034	15,627	17,954	13,576	11,082	10,813
Russell Midcap® Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name							Russell Midcap<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Growth Index
Account Value					10,000	27,408	$ 10,000	23,019	20,370	27,787	20,557	16,637	15,701	12,555	10,963	10,246
Russell Midcap® Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name							Russell Midcap<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Growth Index
Account Value					10,000	27,408	$ 10,000	23,019	20,370	27,787	20,557	16,637	15,701	12,555	10,963	10,246
Russell Midcap® Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name							Russell Midcap<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Growth Index
Account Value					1,000,000	2,740,830	$ 1,000,000	2,301,864	2,037,048	2,778,677	2,055,691	1,663,718	1,570,138	1,255,508	1,096,322	1,024,600
Russell Midcap® Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name							Russell Midcap<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Growth Index
Account Value					10,000	27,408	$ 10,000	23,019	20,370	27,787	20,557	16,637	15,701	12,555	10,963	10,246
Russell Midcap® Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name							Russell Midcap<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Growth Index
Account Value					10,000	27,408	$ 10,000	23,019	20,370	27,787	20,557	16,637	15,701	12,555	10,963	10,246
Russell Midcap® Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name				Russell Midcap<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Growth Index
Account Value				$ 10,000		25,193		21,158	18,724	25,541	18,896	15,293	14,433	11,540	10,077	9,418
Russell Midcap® Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name							Russell Midcap<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Growth Index
Account Value					10,000	27,408	$ 10,000	23,019	20,370	27,787	20,557	16,637	15,701	12,555	10,963	10,246
Russell Midcap® Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name		Russell Midcap<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Growth Index
Account Value		$ 10,000				19,106		16,046	14,200	19,369	14,330	11,597	10,945
Russell 2000® Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Growth Index
Account Value	$ 10,000					14,643		12,444	11,654	15,592	11,498
Russell 2000® Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Growth Index
Account Value	$ 10,000					14,643		12,444	11,654	15,592	11,498
Russell 2000® Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Growth Index
Account Value	$ 1,000,000					1,464,275		1,244,391	1,165,379	1,559,244	1,149,800
Russell 2000® Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Growth Index
Account Value	$ 10,000					14,643		12,444	11,654	15,592	11,498
Russell 2000® Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Growth Index
Account Value	$ 10,000					14,643		12,444	11,654	15,592	11,498
Russell 2000® Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Growth Index
Account Value	$ 10,000					14,643		12,444	11,654	15,592	11,498
Russell 2500® Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name							Russell 2500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Growth Index
Account Value					10,000	24,359	$ 10,000	21,041	19,562	26,321	19,334	15,849	16,458	12,642	10,939	10,453
Russell 2500® Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name							Russell 2500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Growth Index
Account Value					10,000	24,359	$ 10,000	21,041	19,562	26,321	19,334	15,849	16,458	12,642	10,939	10,453
Russell 2500® Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name							Russell 2500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Growth Index
Account Value					1,000,000	2,435,894	$ 1,000,000	2,104,080	1,956,192	2,632,121	1,933,393	1,584,878	1,645,772	1,264,228	1,093,906	1,045,300
Russell 2500® Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name							Russell 2500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Growth Index
Account Value					10,000	24,359	$ 10,000	21,041	19,562	26,321	19,334	15,849	16,458	12,642	10,939	10,453
Russell 2500® Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name							Russell 2500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Growth Index
Account Value					10,000	24,359	$ 10,000	21,041	19,562	26,321	19,334	15,849	16,458	12,642	10,939	10,453
Russell 2500® Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name				Russell 2500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Growth Index
Account Value				$ 10,000		21,670		18,718	17,402	23,415	17,199	14,099	14,641	11,247	9,731	9,299
Russell 2500® Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name							Russell 2500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Growth Index
Account Value					10,000	24,359	$ 10,000	21,041	19,562	26,321	19,334	15,849	16,458	12,642	10,939	10,453
Russell 2500® Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 2500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Growth Index
Account Value		$ 10,000				16,547		14,293	13,289	17,880	13,134	10,766	11,180
Russell 1000® Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name							Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Growth Index
Account Value					10,000	44,225	$ 10,000	33,824	27,738	34,270	26,663	18,472	17,716	13,924	11,525	10,426
Russell 1000® Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name							Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Growth Index
Account Value					10,000	44,225	$ 10,000	33,824	27,738	34,270	26,663	18,472	17,716	13,924	11,525	10,426
Russell 1000® Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name							Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Growth Index
Account Value					1,000,000	4,422,494	$ 1,000,000	3,382,404	2,773,827	3,427,016	2,666,316	1,847,247	1,771,599	1,392,438	1,152,490	1,042,600
Russell 1000® Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name							Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Growth Index
Account Value					10,000	44,225	$ 10,000	33,824	27,738	34,270	26,663	18,472	17,716	13,924	11,525	10,426
Russell 1000® Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name							Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Growth Index
Account Value					10,000	44,225	$ 10,000	33,824	27,738	34,270	26,663	18,472	17,716	13,924	11,525	10,426
Russell 1000® Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name				Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Growth Index
Account Value				$ 10,000		39,843		30,473	24,990	30,875	24,021	16,642	15,961	12,545	10,383	9,393
Russell 1000® Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name							Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Growth Index
Account Value					10,000	44,225	$ 10,000	33,824	27,738	34,270	26,663	18,472	17,716	13,924	11,525	10,426
Russell 1000® Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Growth Index
Account Value		$ 10,000				27,817		21,275	17,447	21,555	16,771	11,619	11,143
NASDAQ Composite Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name							NASDAQ Composite Total Return Index
Account Value					10,000	42,628	$ 10,000	33,526	27,973	35,858	27,480	18,402	18,535	14,543	11,660	10,549
NASDAQ Composite Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name							NASDAQ Composite Total Return Index
Account Value					10,000	42,628	$ 10,000	33,526	27,973	35,858	27,480	18,402	18,535	14,543	11,660	10,549
NASDAQ Composite Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name							NASDAQ Composite Total Return Index
Account Value					1,000,000	4,262,780	$ 1,000,000	3,352,560	2,797,297	3,585,818	2,747,964	1,840,196	1,853,541	1,454,328	1,165,981	1,054,900
NASDAQ Composite Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name							NASDAQ Composite Total Return Index
Account Value					10,000	42,628	$ 10,000	33,526	27,973	35,858	27,480	18,402	18,535	14,543	11,660	10,549
NASDAQ Composite Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name							NASDAQ Composite Total Return Index
Account Value					10,000	42,628	$ 10,000	33,526	27,973	35,858	27,480	18,402	18,535	14,543	11,660	10,549
NASDAQ Composite Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name			NASDAQ Composite Total Return Index
Account Value			$ 10,000			27,209		21,399	17,855	22,888	17,540	11,746	11,831
NASDAQ Composite Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name		NASDAQ Composite Total Return Index
Account Value		$ 10,000				25,723		20,231	16,880	21,638	16,582	11,104	11,185
S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name							S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value					10,000	33,881	$ 10,000	26,648	22,985	25,892	19,740	16,188	15,729	13,144	11,309	10,048
S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name							S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value					10,000	33,881	$ 10,000	26,648	22,985	25,892	19,740	16,188	15,729	13,144	11,309	10,048
S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name							S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value					1,000,000	3,388,087	$ 1,000,000	2,664,848	2,298,471	2,589,243	1,973,960	1,618,796	1,572,868	1,314,448	1,130,902	1,004,800
S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name							S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value					10,000	33,881	$ 10,000	26,648	22,985	25,892	19,740	16,188	15,729	13,144	11,309	10,048
S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value				$ 10,000		31,686		24,922	21,496	24,215	18,461	15,139	14,710	12,293	10,576	9,397
S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name							S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value					10,000	33,881	$ 10,000	26,648	22,985	25,892	19,740	16,188	15,729	13,144	11,309	10,048
S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value		$ 10,000				23,266		18,300	15,784	17,781	13,555	11,116	10,801
Russell 1000® Value Index
Account Value [Line Items]
Line Graph and Table Measure Name							Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Account Value					10,000	23,359	$ 10,000	19,281	17,756	18,935	13,878	13,762	13,678	12,161	10,899	9,652
Russell 1000® Value Index
Account Value [Line Items]
Line Graph and Table Measure Name							Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Account Value					10,000	23,359	$ 10,000	19,281	17,756	18,935	13,878	13,762	13,678	12,161	10,899	9,652
Russell 1000® Value Index
Account Value [Line Items]
Line Graph and Table Measure Name							Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Account Value					1,000,000	2,335,862	$ 1,000,000	1,928,075	1,775,555	1,893,521	1,387,805	1,376,244	1,367,764	1,216,115	1,089,904	965,200
Russell 1000® Value Index
Account Value [Line Items]
Line Graph and Table Measure Name							Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Account Value					10,000	23,359	$ 10,000	19,281	17,756	18,935	13,878	13,762	13,678	12,161	10,899	9,652
Russell 1000® Value Index
Account Value [Line Items]
Line Graph and Table Measure Name							Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Account Value					10,000	23,359	$ 10,000	19,281	17,756	18,935	13,878	13,762	13,678	12,161	10,899	9,652
Russell 1000® Value Index
Account Value [Line Items]
Line Graph and Table Measure Name				Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Account Value				$ 10,000		22,758		18,785	17,299	18,449	13,521	13,409	13,326	11,849	10,619	9,404
Russell 1000® Value Index
Account Value [Line Items]
Line Graph and Table Measure Name							Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Account Value					10,000	23,359	$ 10,000	19,281	17,756	18,935	13,878	13,762	13,678	12,161	10,899	9,652
Russell 1000® Value Index
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Account Value		$ 10,000				17,884		14,762	13,594	14,497	10,625	10,537	10,472
Russell 1000® Value Index
Account Value [Line Items]
Line Graph and Table Measure Name				Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Account Value				$ 10,000		22,758		18,785	17,299	18,449	13,521	13,409	13,326	11,849	10,619	9,404
Russell 1000® Value Index
Account Value [Line Items]
Line Graph and Table Measure Name				Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Account Value				$ 10,000		22,758		18,785	17,299	18,449	13,521	13,409	13,326	11,849	10,619	9,404
Russell 1000® Value Index
Account Value [Line Items]
Line Graph and Table Measure Name				Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Account Value				$ 1,000,000		2,275,844		1,878,534	1,729,933	1,844,868	1,352,146	1,340,883	1,332,621	1,184,868	1,061,900	940,400
Russell 1000® Value Index
Account Value [Line Items]
Line Graph and Table Measure Name				Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Account Value				$ 10,000		22,758		18,785	17,299	18,449	13,521	13,409	13,326	11,849	10,619	9,404
Russell 1000® Value Index
Account Value [Line Items]
Line Graph and Table Measure Name				Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Account Value				$ 10,000		22,758		18,785	17,299	18,449	13,521	13,409	13,326	11,849	10,619	9,404
Russell 1000® Value Index
Account Value [Line Items]
Line Graph and Table Measure Name				Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Account Value				$ 10,000		22,758		18,785	17,299	18,449	13,521	13,409	13,326	11,849	10,619	9,404
Russell 1000® Value Index
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Account Value		$ 10,000				17,884		14,762	13,594	14,497	10,625	10,537	10,472
Russell 1000® Value Index
Account Value [Line Items]
Line Graph and Table Measure Name							Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Account Value					10,000	23,359	$ 10,000	19,281	17,756	18,935	13,878	13,762	13,678	12,161	10,899	9,652
Russell 1000® Value Index
Account Value [Line Items]
Line Graph and Table Measure Name							Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Account Value					10,000	23,359	$ 10,000	19,281	17,756	18,935	13,878	13,762	13,678	12,161	10,899	9,652
Russell 1000® Value Index
Account Value [Line Items]
Line Graph and Table Measure Name							Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Account Value					1,000,000	2,335,862	$ 1,000,000	1,928,075	1,775,555	1,893,521	1,387,805	1,376,244	1,367,764	1,216,115	1,089,904	965,200
Russell 1000® Value Index
Account Value [Line Items]
Line Graph and Table Measure Name							Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Account Value					10,000	23,359	$ 10,000	19,281	17,756	18,935	13,878	13,762	13,678	12,161	10,899	9,652
Russell 1000® Value Index
Account Value [Line Items]
Line Graph and Table Measure Name							Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Account Value					10,000	23,359	$ 10,000	19,281	17,756	18,935	13,878	13,762	13,678	12,161	10,899	9,652
Russell 1000® Value Index
Account Value [Line Items]
Line Graph and Table Measure Name				Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Account Value				$ 10,000		22,758		18,785	17,299	18,449	13,521	13,409	13,326	11,849	10,619	9,404
Russell 1000® Value Index
Account Value [Line Items]
Line Graph and Table Measure Name							Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Account Value					10,000	23,359	$ 10,000	19,281	17,756	18,935	13,878	13,762	13,678	12,161	10,899	9,652
Russell 1000® Value Index
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Account Value		$ 10,000				17,884		14,762	13,594	14,497	10,625	10,537	10,472
Russell Midcap® Value Index
Account Value [Line Items]
Line Graph and Table Measure Name							Russell Midcap<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Account Value					10,000	22,218	$ 10,000	18,486	17,497	18,978	13,133	13,306	13,736	12,192	11,001	9,746
Russell Midcap® Value Index
Account Value [Line Items]
Line Graph and Table Measure Name							Russell Midcap<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Account Value					10,000	22,218	$ 10,000	18,486	17,497	18,978	13,133	13,306	13,736	12,192	11,001	9,746
Russell Midcap® Value Index
Account Value [Line Items]
Line Graph and Table Measure Name							Russell Midcap<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Account Value					1,000,000	2,221,841	$ 1,000,000	1,848,607	1,749,746	1,897,772	1,313,337	1,330,636	1,373,630	1,219,162	1,100,128	974,600
Russell Midcap® Value Index
Account Value [Line Items]
Line Graph and Table Measure Name							Russell Midcap<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Account Value					10,000	22,218	$ 10,000	18,486	17,497	18,978	13,133	13,306	13,736	12,192	11,001	9,746
Russell Midcap® Value Index
Account Value [Line Items]
Line Graph and Table Measure Name							Russell Midcap<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Account Value					10,000	22,218	$ 10,000	18,486	17,497	18,978	13,133	13,306	13,736	12,192	11,001	9,746
Russell Midcap® Value Index
Account Value [Line Items]
Line Graph and Table Measure Name				Russell Midcap<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Account Value				$ 10,000		21,719		18,071	17,104	18,551	12,838	13,007	13,428	11,918	10,754	9,527
Russell Midcap® Value Index
Account Value [Line Items]
Line Graph and Table Measure Name							Russell Midcap<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Account Value					10,000	22,218	$ 10,000	18,486	17,497	18,978	13,133	13,306	13,736	12,192	11,001	9,746
Russell Midcap® Value Index
Account Value [Line Items]
Line Graph and Table Measure Name		Russell Midcap<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Account Value		$ 10,000				17,162		14,279	13,515	14,659	10,144	10,278	10,610
Russell 2000® Value Index
Account Value [Line Items]
Line Graph and Table Measure Name							Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Account Value					10,000	20,544	$ 10,000	17,228	16,862	18,773	11,771	12,541	14,735	12,274	10,817	9,505
Russell 2000® Value Index
Account Value [Line Items]
Line Graph and Table Measure Name							Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Account Value					10,000	20,544	$ 10,000	17,228	16,862	18,773	11,771	12,541	14,735	12,274	10,817	9,505
Russell 2000® Value Index
Account Value [Line Items]
Line Graph and Table Measure Name							Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Account Value					1,000,000	2,054,410	$ 1,000,000	1,722,775	1,686,185	1,877,294	1,177,060	1,254,060	1,473,457	1,227,370	1,081,669	950,500
Russell 2000® Value Index
Account Value [Line Items]
Line Graph and Table Measure Name							Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Account Value					10,000	20,544	$ 10,000	17,228	16,862	18,773	11,771	12,541	14,735	12,274	10,817	9,505
Russell 2000® Value Index
Account Value [Line Items]
Line Graph and Table Measure Name							Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Account Value					10,000	20,544	$ 10,000	17,228	16,862	18,773	11,771	12,541	14,735	12,274	10,817	9,505
Russell 2000® Value Index
Account Value [Line Items]
Line Graph and Table Measure Name				Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Account Value				$ 10,000		20,553		17,235	16,869	18,781	11,776	12,546	14,741	12,279	10,821	9,509
Russell 2000® Value Index
Account Value [Line Items]
Line Graph and Table Measure Name							Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Account Value					$ 10,000	20,544	$ 10,000	17,228	16,862	18,773	11,771	12,541	14,735	12,274	10,817	9,505
Russell 2000® Value Index
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Account Value		$ 10,000				15,465		12,969	12,693	14,132	8,861	9,440	11,092
Russell 2500® Value Index
Account Value [Line Items]
Line Graph and Table Measure Name					Russell 2500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Account Value					$ 10,000	20,942	10,000	17,727	16,764	18,290	11,992	12,618	14,016	11,935	10,741	9,523
Russell 2500® Value Index
Account Value [Line Items]
Line Graph and Table Measure Name					Russell 2500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Account Value					$ 10,000	20,942	10,000	17,727	16,764	18,290	11,992	12,618	14,016	11,935	10,741	9,523
Russell 2500® Value Index
Account Value [Line Items]
Line Graph and Table Measure Name					Russell 2500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Account Value					$ 1,000,000	2,094,227	1,000,000	1,772,666	1,676,438	1,828,975	1,199,249	1,261,836	1,401,573	1,193,539	1,074,099	952,300
Russell 2500® Value Index
Account Value [Line Items]
Line Graph and Table Measure Name					Russell 2500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Account Value					$ 10,000	20,942	10,000	17,727	16,764	18,290	11,992	12,618	14,016	11,935	10,741	9,523
Russell 2500® Value Index
Account Value [Line Items]
Line Graph and Table Measure Name				Russell 2500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Account Value				$ 10,000		20,922		17,710	16,749	18,272	11,981	12,606	14,002	11,924	10,731	9,514
Russell 2500® Value Index
Account Value [Line Items]
Line Graph and Table Measure Name					Russell 2500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Account Value					$ 10,000	20,942	$ 10,000	17,727	16,764	18,290	11,992	12,618	14,016	$ 11,935	$ 10,741	$ 9,523
Russell 2500® Value Index
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 2500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Account Value		$ 10,000				$ 16,119		$ 13,644	$ 12,904	$ 14,078	$ 9,231	$ 9,712	$ 10,788